RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Taiwan [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	10.00%
Minimum percentage of paid up capital to be maintained as legal reserve	25.00%
Accumulated reserve in statutory reserve account	$ 272	$ 76
Thailand [Member]
Restricted Net Assets [Abstract]
Accumulated reserve in statutory reserve account	$ 13	13
Thailand [Member] | Minimum [Member]
Restricted Net Assets [Abstract]
Percentage of retained earnings to legal reserve	5.00%
Percentage of capital stock	10.00%
PRC [Member]
Restricted Net Assets [Abstract]
Accumulated reserve in statutory reserve account	$ 12,205	6,055
Indonesia [Member]
Restricted Net Assets [Abstract]
Percentage of profit after tax to legal reserve fund	20.00%
Statutory Reserve [Member]
Statutory Reserve [Abstract]
At the beginning of the financial year	$ 6,144	2,363
Transferred from retained earnings	6,346	3,781
At the end of the financial year	$ 12,490	$ 6,144